Fair Value Measurements - Fair Value Measurement Inputs and Valuation Techniques (FY) (Details)	Sep. 30, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, contractual term	5 years 10 months 24 days	6 years 8 months 12 days
Weighted average strike price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	7.6	7.6
Volatility (annual)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	1.175	1.24
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.042	0.014
Dividend yield (per share)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0	0
Significant Unobservable Inputs (Level 3)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, contractual term		1 year 2 months 12 days	4 years 10 months 24 days
Significant Unobservable Inputs (Level 3) | Weighted average strike price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		8.01	9.18
Significant Unobservable Inputs (Level 3) | Volatility (annual)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.746	0.868
Significant Unobservable Inputs (Level 3) | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.007	0.001
Significant Unobservable Inputs (Level 3) | Dividend yield (per share)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0	0